Issued Capital (Details) - Schedule of Issued Capital - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
(a) Issued Capital
2,439,897,618 (2022: 2,406,874,578) fully paid ordinary shares	$ 213,971,323	$ 213,787,061	$ 197,447,990
Nil (2022: Nil) options for fully paid ordinary shares
Issued Capital	$ 213,971,323	$ 213,787,061	$ 197,447,990